ADVANCED SERIES TRUST

THE PRUDENTIAL SERIES FUND

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

July 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497	Filing for Advanced Series Trust
		Registration numbers 033-24962 and 811-05186
	497	Filing for The Prudential Series Fund
		Registration numbers 002-80896 and 811-03623

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated June 27, 2014 (SEC accession number 0000067590-14-000730), to the Prospectus, dated April 28, 2014 for Advanced Series Trust, and to the Prospectus, dated April 30, 2014 for The Prudential Series Fund. The purpose of the filing is to submit the 497 filing dated June 27, 2014 in XBRL for Advanced Series Trust and The Prudential Series Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary